Lease liabilities (non-current and current) - Summary of non-current and current portion of the lease liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of Non Current and Current Portion of the Lease Liabilities [Line Items]
Non-current portion of the lease liabilities	€ 46,053
Current portion of the lease liabilities	11,314
Total	€ 57,367		€ 56,758